Income Taxes - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Normal taxation	$ 298	$ 242	$ 190
Prior year (over) under provision	0	3	(24)
Deferred taxation
Change in statutory tax rate	2	(1)	(2)
Income tax expense	250	212	163
South Africa
Major components of tax expense (income) [abstract]
Normal taxation	0	0	1
Prior year (over) under provision	0	(2)	0
Deferred taxation
Other temporary differences	(18)	(27)	(42)
Change in estimated deferred tax rate	(14)	7	10
Income tax expense	(32)	(22)	(31)
Foreign taxation
Major components of tax expense (income) [abstract]
Normal taxation	299	243	201
Prior year (over) under provision	(1)	1	(26)
Deferred taxation
Other temporary differences	(28)	(6)	19
Prior year (over) under provision	1	4	2
Change in estimated deferred tax rate	9	(7)	0
Change in statutory tax rate	2	(1)	(2)
Income tax expense	$ 282	$ 234	$ 194